Vice Fund Portfolio

a series of Variable Insurance Trust

17605 Wright Street

Omaha, NE 68130

August 8, 2014

This supplement amends certain information contained in the Prospectus of the

Vice Fund Portfolio dated May 1, 2014.

Effective immediately, the name of the Vice Fund Portfolio has been changed to the Barrier Fund Portfolio.  All references to the Vice Fund Portfolio in the Prospectus are hereby changed to the Barrier Fund Portfolio (the “Portfolio”). In addition, all references throughout the Prospectus to “vice industries” are hereby replaced with “significant barrier to entry industries”.

Effective October 10, 2014, the Portfolio will be investing primarily in the equity securities of companies that derive a significant portion of their revenues from a group of industries that have significant barriers to entry, including the alcoholic beverages, tobacco, gaming and defense/aerospace industries. However, effective October 10, 2014, the Portfolio’s policy to invest at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries is no longer an investment policy of the Fund.

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You should read this Supplement in conjunction with the Prospectus and the Statement of Additional Information, each dated May 1, 2014, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Vice Fund Portfolio

a series of Variable Insurance Trust

17605 Wright Street

Omaha, NE 68130

August 8, 2014

This supplement amends certain information contained in the Statement of Additional Information (“SAI”) of the Vice Fund Portfolio dated May 1, 2014.

Effective immediately, the name of the Vice Fund Portfolio has been changed to the Barrier Fund Portfolio.  All references to the Vice Fund Portfolio in the SAI are hereby changed to the Barrier Fund Portfolio (the “Portfolio”).

Effective immediately, the sixth paragraph in the section of the SAI entitled “Investment Restrictions” is replaced in its entirety with the paragraph below:

The Fund will, under normal circumstances, invest at least 25% of its total assets in companies in the following group of industries: alcoholic beverages, tobacco, gaming and defense/aerospace.

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You should read this Supplement in conjunction with the Prospectus and the Statement of Additional Information, each dated May 1, 2014, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

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